Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

May 31, 2021

MES-QTLY-0721
1.802181.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 1.2%
Biotechnology - 1.2%
Abcam PLC (a)	2,280,000	45,864,142
Avid Bioservices, Inc. (a)	1,800,000	38,304,000
Natera, Inc. (a)	280,000	26,359,200
		110,527,342
Capital Markets - 0.5%
Investment Banking & Brokerage - 0.5%
The Beauty Health Co. (a)	600,000	8,544,000
The Beauty Health Co. (b)	3,000,000	38,448,000
		46,992,000
Health Care Equipment & Supplies - 58.9%
Health Care Equipment - 54.4%
Abbott Laboratories	2,900,000	338,285,000
Angiodynamics, Inc. (a)	1,900,000	43,928,000
Atricure, Inc. (a)	560,000	41,848,800
Axonics Modulation Technologies, Inc. (a)	600,000	34,614,000
Boston Scientific Corp. (a)	18,800,000	799,940,000
Danaher Corp.	4,040,000	1,034,805,598
DexCom, Inc. (a)	684,000	252,662,760
Envista Holdings Corp. (a)	3,000,000	130,920,000
Hologic, Inc. (a)	4,000,000	252,240,000
IDEXX Laboratories, Inc. (a)	50,000	27,905,500
Insulet Corp. (a)	1,252,119	337,658,931
Intersect ENT, Inc. (a)(c)	3,180,000	56,127,000
Intuitive Surgical, Inc. (a)	284,000	239,179,120
Masimo Corp. (a)	700,000	150,920,000
Nevro Corp. (a)	1,040,000	156,728,000
Outset Medical, Inc.	1,000,000	48,270,000
Penumbra, Inc. (a)	1,290,000	321,351,900
ResMed, Inc.	1,000,000	205,850,000
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	799,999	60,866,704
Stryker Corp.	780,000	199,110,600
Tandem Diabetes Care, Inc. (a)	1,460,000	124,669,400
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	2,800,000	24,984,216
ViewRay, Inc. (a)(e)	4,000,000	23,520,000
		4,906,385,529
Health Care Supplies - 4.5%
Align Technology, Inc. (a)	170,000	100,325,500
Nanosonics Ltd. (a)(c)	22,000,000	94,296,488
West Pharmaceutical Services, Inc.	600,000	208,506,000
		403,127,988

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,309,513,517

Health Care Providers & Services - 6.2%
Health Care Services - 3.0%
Cigna Corp.	700,000	181,195,000
Guardant Health, Inc. (a)	690,000	85,642,800
		266,837,800
Managed Health Care - 3.2%
Humana, Inc.	670,000	293,259,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		560,096,800

Health Care Technology - 3.6%
Health Care Technology - 3.6%
Castlight Health, Inc. (a)	983,300	1,789,606
Castlight Health, Inc. Class B (a)	6,700,000	12,194,000
Health Catalyst, Inc. (a)(e)	1,860,000	99,863,400
Inspire Medical Systems, Inc. (a)	560,000	108,808,000
Phreesia, Inc. (a)	900,000	44,550,000
Veeva Systems, Inc. Class A (a)	200,000	58,268,000
		325,473,006
Life Sciences Tools & Services - 27.3%
Life Sciences Tools & Services - 27.3%
10X Genomics, Inc. (a)	360,000	64,800,000
10X Genomics, Inc. Class B (a)(d)	392,772	70,698,960
Avantor, Inc. (a)	3,500,000	112,525,000
Bio-Rad Laboratories, Inc. Class A (a)	254,000	153,001,980
Bio-Techne Corp.	228,000	94,353,240
Bruker Corp.	3,550,000	246,512,000
Charles River Laboratories International, Inc. (a)	780,000	263,632,200
Lonza Group AG	328,000	212,038,578
Maravai LifeSciences Holdings, Inc.	1,000,000	37,540,000
Nanostring Technologies, Inc. (a)	340,000	18,866,600
Olink Holding AB ADR (a)(e)	340,000	12,012,200
Sartorius Stedim Biotech	370,000	160,535,715
Seer, Inc.	1,557,632	45,614,007
Thermo Fisher Scientific, Inc.	2,060,000	967,170,000
		2,459,300,480
Textiles, Apparel & Luxury Goods - 0.4%
Apparel, Accessories & Luxury Goods - 0.4%
Essilor International SA (e)	200,000	34,773,836
Essilor International SA rights (a)(f)	200,000	263,401
		35,037,237
TOTAL COMMON STOCKS
(Cost $5,203,019,815)		8,846,940,382

Convertible Preferred Stocks - 1.8%
Biotechnology - 0.8%
Biotechnology - 0.8%
Caris Life Sciences, Inc. Series D (b)(g)	2,803,935	22,711,874
Element Biosciences, Inc. Series B (a)(b)(g)	2,385,223	17,936,877
ElevateBio LLC Series C (b)(g)	214,700	900,667
Inscripta, Inc. Series D (b)(g)	3,938,731	34,778,995
		76,328,413
Health Care Equipment & Supplies - 0.4%
Health Care Supplies - 0.4%
Kardium, Inc.:
Series D6(b)(g)	13,783,189	14,001,515
0%(b)(g)(h)	19,551,861	19,551,861
		33,553,376
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc. Series C (b)(g)	2,605,625	11,386,581
dMed Biopharmaceutical Co. Ltd. Series C (b)(g)	309,255	4,276,997
		15,663,578
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc. Series B1 (b)(g)	175,232	6,709,756
PrognomIQ, Inc.:
Series A5 (b)(g)	833,333	2,783,332
Series B (b)(g)	2,735,093	9,135,211
		18,628,299
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Freenome, Inc. Series C (b)(g)	2,268,156	17,805,025
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $130,076,393)		161,978,691

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.03% (i)	16,012,152	16,015,354
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	65,427,722	65,434,265
TOTAL MONEY MARKET FUNDS
(Cost $81,449,619)		81,449,619
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,414,545,827)		9,090,368,692
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(75,477,601)
NET ASSETS - 100%		$9,014,891,091

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,426,691 or 2.2% of net assets.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,683,176 or 1.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$6,709,756
Caris Life Sciences, Inc. Series D	5/11/21	$22,711,874
Conformal Medical, Inc. Series C	7/24/20	$9,554,996
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$4,392,395
Element Biosciences, Inc. Series B	12/13/19	$12,500,000
ElevateBio LLC Series C	3/9/21	$900,667
Freenome, Inc. Series C	8/14/20	$14,999,996
Inscripta, Inc. Series D	11/13/20	$18,000,001
Kardium, Inc. Series D6	12/30/20	$14,001,515
Kardium, Inc. 0%	12/30/20	$19,551,861
PrognomIQ, Inc. Series A5	8/20/20	$503,333
PrognomIQ, Inc. Series B	9/11/20	$6,249,999
The Beauty Health Co.	12/8/20	$30,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,719
Fidelity Securities Lending Cash Central Fund	98,425
Total	$102,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Intersect ENT, Inc.	$57,025,000	$13,715,218	$--	$--	$--	$(14,613,218)	$56,127,000
Nanosonics Ltd.	101,147,280	951,723	--	--	--	(7,802,515)	94,296,488
ViewRay, Inc.	38,368,000	--	22,188,914	--	3,176,566	4,164,348	--
Total	$196,540,280	$14,666,941	$22,188,914	$--	$3,176,566	$(18,251,385)	$150,423,488

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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